Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Compensation Committee and the Board did not take material nonpublic information into account when determining the timing and terms of equity awards in 2024, and for fiscal year 2024, we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing MNPI Considered	true